Fees Summary	Jul. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	12,593.58
Total Transaction Valuation	91,191,717.00
Total Offset Amount	0.00
Net Fee	$ 12,593.58
Offering Table N/A
Offset Table N/A	N/A